Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Issued Capital [Member]	Reserves [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Apr. 30, 2020	$ 70,214	$ 66,846	$ 7,076	$ (6,843)	$ 3,135
Balance, Shares at Apr. 30, 2020		71,835,238
Common shares issued upon exercise of warrants	5,415	$ 6,139	(724)
Common shares issued upon exercise of warrants, Shares		2,769,293
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments				334	(334)
Share-based compensation	1,268
Net loss for the year	(1,377)			(1,377)
Other comprehensive income	1,384				1,384
Balance at Apr. 30, 2021	75,636	$ 72,985	6,352	(7,886)	4,185
Balance, Shares at Apr. 30, 2021		74,604,531
Common shares issued upon exercise of warrants	14,968	$ 16,890	(1,922)
Common shares issued upon exercise of warrants, Shares		7,543,495
Common shares issued upon exercise of options	532	$ 742	(210)
Common shares issued upon exercise of options, Shares		152,500
Common shares issued to acquire royalties	4,113	$ 4,113
Common shares issued to acquire royalties, Shares		970,017
Public offering: Common shares issued for cash	25,010	$ 25,010
Public offering: Common shares issued for cash, Shares		6,100,000
Public offering: Underwriters' fees and issuance costs	(1,646)	$ (1,646)
At-the-Market offering: Common shares issued for cash	35,231	$ 35,231
At-the-Market offering: Common shares issued for cash, Shares		6,175,771
At-the-Market offering Agents' fees and issuance costs	(881)	$ (881)
Share-based compensation	1,268		1,268
Net loss for the year	(4,257)			(4,257)
Other comprehensive income	14,662				14,662
Balance at Apr. 30, 2022	$ 164,636	$ 152,444	$ 5,488	$ (12,143)	$ 18,847
Balance, Shares at Apr. 30, 2022		95,546,314